                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                         Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Growth Fund

 Schedule of Investments 5/31/17 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.5%

 Energy - 1.0%

 Oil & Gas Exploration & Production - 1.0%

 503,344

 Cabot Oil & Gas Corp.

 $

 11,169,203

 Total Energy

 $

 11,169,203

 Materials - 5.5%

 Specialty Chemicals - 4.5%

 154,756

 The Sherwin-Williams Co.

 $

 51,343,398

 Paper Packaging - 1.0%

 261,620

 Sealed Air Corp.

 $

 11,621,160

 Total Materials

 $

 62,964,558

 Capital Goods - 4.9%

 Building Products - 3.5%

 1,086,025

 Masco Corp.

 $

 40,454,431

 Industrial Machinery - 1.4%

 112,150

 Illinois Tool Works, Inc.

 $

 15,837,823

 Total Capital Goods

 $

 56,292,254

 Transportation - 3.4%

 Air Freight & Logistics - 2.5%

 274,385

 United Parcel Service, Inc. (Class B)

 $

 29,076,578

 Trucking - 0.9%

 123,967

 JB Hunt Transport Services, Inc.

 $

 10,584,302

 Total Transportation

 $

 39,660,880

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 1.2%

 158,947

 Delphi Automotive Plc

 $

 13,982,568

 Total Automobiles & Components

 $

 13,982,568

 Consumer Durables & Apparel - 3.2%

 Footwear - 3.2%

 687,749

 NIKE, Inc. (Class B)

 $

 36,443,820

 Total Consumer Durables & Apparel

 $

 36,443,820

 Consumer Services - 4.2%

 Restaurants - 4.2%

 759,897

 Starbucks Corp.

 $

 48,337,048

 Total Consumer Services

 $

 48,337,048

 Media - 4.8%

 Cable & Satellite - 4.8%

 1,326,090

 Comcast Corp.

 $

 55,284,692

 Total Media

 $

 55,284,692

 Retailing - 7.7%

 Home Improvement Retail - 4.2%

 311,091

 The Home Depot, Inc.

 $

 47,755,579

 Automotive Retail - 3.5%

 75,382

 Advance Auto Parts, Inc.

 $

 10,073,297

 125,382

 O'Reilly Automotive, Inc. *

 30,352,475

 $

 40,425,772

 Total Retailing

 $

 88,181,351

 Food & Staples Retailing - 2.6%

 Drug Retail - 2.6%

 396,227

 CVS Health Corp.

 $

 30,442,120

 Total Food & Staples Retailing

 $

 30,442,120

 Food, Beverage & Tobacco - 5.0%

 Brewers - 1.0%

 122,066

 Molson Coors Brewing Co. (Class B)

 $

 11,570,636

 Packaged Foods & Meats - 4.0%

 164,251

 McCormick & Co., Inc.

 $

 17,106,742

 251,793

 The Hershey Co.

 29,024,179

 $

 46,130,921

 Total Food, Beverage & Tobacco

 $

 57,701,557

 Health Care Equipment & Services - 8.0%

 Health Care Supplies - 3.3%

 173,512

 The Cooper Companies, Inc.

 $

 37,955,750

 Managed Health Care - 4.7%

 232,379

 Centene Corp. *

 $

 16,877,687

 158,358

 Humana, Inc.

 36,780,229

 $

 53,657,916

 Total Health Care Equipment & Services

 $

 91,613,666

 Pharmaceuticals, Biotechnology & Life Sciences - 4.5%

 Biotechnology - 3.6%

 174,060

 Alder Biopharmaceuticals, Inc.

 $

 2,680,524

 206,727

 Celgene Corp. *

 23,651,636

 120,209

 Vertex Pharmaceuticals, Inc. *

 14,857,832

 $

 41,189,992

 Pharmaceuticals - 0.9%

 72,484

 Jazz Pharmaceuticals Plc *

 $

 10,550,771

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 51,740,763

 Diversified Financials - 5.7%

 Specialized Finance - 2.9%

 551,848

 Intercontinental Exchange, Inc.

 $

 33,215,731

 Investment Banking & Brokerage - 2.8%

 840,391

 The Charles Schwab Corp.

 $

 32,565,151

 Total Diversified Financials

 $

 65,780,882

 Software & Services - 22.0%

 Internet Software & Services - 10.9%

 51,534

 Alphabet, Inc. (Class A)

 $

 50,868,696

 41,769

 Alphabet, Inc. (Class C)

 40,301,237

 1,004,685

 eBay, Inc. *

 34,460,696

 $

 125,630,629

 IT Consulting & Other Services - 1.4%

 246,542

 Cognizant Technology Solutions Corp. *

 $

 16,496,125

 Data Processing & Outsourced Services - 4.6%

 554,303

 Visa, Inc.

 $

 52,786,275

 Systems Software - 5.1%

 840,370

 Microsoft Corp.

 $

 58,691,441

 Total Software & Services

 $

 253,604,470

 Technology Hardware & Equipment - 11.1%

 Computer Storage & Peripherals - 7.5%

 567,015

 Apple, Inc.

 $

 86,617,213

 Technology Distributors - 3.6%

 683,993

 CDW Corp./DE *

 $

 41,162,699

 Total Technology Hardware & Equipment

 $

 127,779,912

 Semiconductors & Semiconductor Equipment - 4.7%

 Semiconductors - 4.7%

 406,249

 Micron Technology, Inc. *

 $

 12,500,282

 1,179,209

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 41,696,830

 $

 54,197,112

 Total Semiconductors & Semiconductor Equipment

 $

 54,197,112

 TOTAL COMMON STOCKS

 (Cost $875,991,915)

 $

 1,145,176,856

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $875,991,915) (a)

 $

 1,145,176,856

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 5,505,591

 TOTAL NET ASSETS - 100.0%

 $

 1,150,682,447

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At May 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $875,991,915 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              280,852,862

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (11,667,921)

 Net unrealized appreciation

 $

              269,184,941

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,145,176,856

$
-

$
-

$
1,145,176,856

 Total

$
1,145,176,856

$
-

$
-

$
1,145,176,856

 During the period ended May 30, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date July 27, 2017 * Print the name and title of each signing officer under his or her signature.